Goodwill and Intangible Assets - Future Amortization of Finite Intangibles (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Estimated amortization expense
2024	$ 7,256
2025	6,437
2026	2,294
2027	2,640
2028	2,423
Thereafter	51,308
Total	72,358
VOBA
Estimated amortization expense
2024	2,296
2025	2,070
2026	1,892
2027	2,238
2028	2,247
Thereafter	51,308
Total	62,051
Other definite- lived intangible assets
Estimated amortization expense
2024	4,960
2025	4,367
2026	402
2027	402
2028	176
Thereafter	0
Total	$ 10,307